Document and Entity Information	Mar. 05, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-12690
Entity Registrant Name	UMH PROPERTIES, INC.
Entity Central Index Key	0000752642
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	22-1890929
Entity Address, Address Line One	3499 ROUTE 9 N, SUITE 3-C
Entity Address, Address Line Two	JUNIPER BUSINESS PLAZA
Entity Address, City or Town	FREEHOLD
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	732
Local Phone Number	577-9997
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	UMH
Security Exchange Name	NYSE
6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value
Trading Symbol	UMH PRD
Security Exchange Name	NYSE